UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
 Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

Janus Equal Risk Weighted Large Cap ETF
(formerly VelocityShares Equal Risk Weighted Large Cap ETF)

Annual Report
April 30, 2015

Janus
Equal Risk Weighted Large Cap ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	22
Trustees and Officers of the Trust	23
Approval of Advisory Agreements	26
Disclosure of Fund Expenses	29
Notice to Shareholders	30
Shareholder Votes	31
Supplemental Information	32

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-583-5624; and (ii) on the Commission’s website at http://www.sec.gov.

Janus
Equal Risk Weighted Large Cap ETF
Management Discussion of Fund Performance (Unaudited)

Janus Equal Risk Weighted Large Cap ETF

Dear Shareholders,

Thank you for your investment in the Janus Equal Risk Weighted Large Cap ETF, formerly known as the VelocityShares Equal Risk Weighted Large Cap ETF (“ERW” or “Fund”). On December 1, 2014, Janus Capital Group Inc. announced the acquisition of VS Holdings Inc., the parent company of VelocityShares, LLC, including its division VelocityShares Index & Calculation Services (the “Acquisition”). VelocityShares Index & Calculation Services sponsors the VelocityShares Equal Risk Weighted Large Cap Index, the underlying index of the Fund (the “Index”). In connection with the acquisition, the Index’s name was changed to the Janus Equal Risk Weighted Large Cap Index. In light of the Index’s name change, the Board of Trustees of Exchange Traded Concepts Trust approved the name change of the Fund to the Janus Equal Risk Weighted Large Cap ETF. The Fund’s ticker remained unchanged. The information presented in this Report relates to the operations of ERW for the fiscal year ended April 30, 2015.

As a reminder, the Index employs a proprietary methodology to measure a stock’s risk and then weights the exposure to each stock in the Index such that the expected risk contribution of each stock in the Index is equal. The Index includes most of the stocks in the S&P 500® Index, a broad market index (the “S&P 500”), but the exposure to each stock is based on its expected risk, i.e. stocks with lower expected risk will represent a larger percentage of the Index than in the S&P 500.

As of the fiscal year ended April 30, 2015, the Fund was up 11.83% at its mid-market price and up 11.86% at NAV. This compares to the S&P 500 that was up 12.98% during the same time period.

The largest positive contributor to return for the period was Netflix (NFLX), gaining 72.80% and adding 0.54% to the return of the Fund. The second largest contributor was Darden Restaurants (DRI), gaining 33.55% and contributing 0.47% to the return of the Fund. The third most positive contributor for the period was Newmont Mining (NEM), gaining 7.17% and adding 0.41% to the return of the Fund.

The largest negative contributor to return for the period was Southwestern Energy (SWN), down 41.46% and detracting 0.74% from the return of the Fund. The second largest negative contributor was Cabot Oil & Gas (COG), down 13.68% and detracting 0.59% from the return of the Fund. The third largest detractor to return for the period was Juniper Networks (JNPR), gaining 8.45% but reducing the return of the Fund by 0.37% as it had a higher weighting in a period of negative performance.

The best performing security in the Fund during the period was Electronic Arts (EA), gaining 105.27% and adding 0.13% to the return of the Fund. The second best performing security was Monster Beverage (MNST), gaining 104.76% and contributing 0.16% to the return of the Fund. The third most positive contributor for the period was Hospira Inc. (HSP), gaining 91.40% and adding 0.12% to the return of the Fund.

The worst performing security in the Fund during the period was Denbury (DNR), declining 55.58% and detracting 0.07% from the return of the fund. The second worst performing security was Transocean (RIG), declining 51.24% and detracting 0.06% from the return of the fund. The third worst performing security was Genworth Financial (GNW), declining 50.76% and detracting 0.11% from the return of the Fund.

ERW began distributing its net investment income to shareholders on a quarterly basis rather than an annual basis in September 2013 and continued its quarterly distributions through March 2015.

We appreciate your investment in the Janus Equal Risk Weighted Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
 Exchange Traded Concepts, Advisor to the Fund

Janus
Equal Risk Weighted Large Cap ETF
Management Discussion of Fund Performance (Unaudited) (Continued)

The Janus Equal Risk Weighted Large Cap ETF (Formerly VelocityShares Equal Risk Weighted Large Cap ETF) (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Janus Equal Risk Weighted Large Cap Index (Formerly VelocityShares Equal Risk Weighted Large Cap Index) (the “Index”). The Index is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index. The target weighting of each stock is determined using a proprietary risk-weighting methodology that measures a stock’s risk exposure and then weights each stock so as that each is expected to contribute the same level of risk to the Index.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡
 (at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Janus Equal Risk Weighted Large Cap ETF	11.86%	11.83%	13.17%	13.08%
Janus Equal Risk Weighted Large Cap Index	13.85%	13.85%	14.76%	14.76%
S&P 500 Index	12.98%	12.98%	15.27%	15.27%

*	Fund commenced operations on July 29, 2013.
‡	Unaudited

Janus
Equal Risk Weighted Large Cap ETF
Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.janus.com/advisor/exchange-traded-funds/janus-equal-risk-weighted-large-cap-etf.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.janus.com/advisor/exchange-traded-funds/janus-equal-risk-weighted-large-cap-etf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
April 30, 2015

Description	Shares	Fair Value
COMMON STOCK — 98.9%
Consumer Discretionary — 17.4%
Amazon.com*	24	$10,123
AutoNation*	41	2,524
AutoZone*	8	5,381
Bed Bath & Beyond*	64	4,510
Best Buy	105	3,638
BorgWarner	42	2,486
Cablevision Systems, Cl A	172	3,436
CarMax*	34	2,316
Carnival	65	2,858
CBS, Cl B	67	4,163
Chipotle Mexican Grill, Cl A*	14	8,699
Coach	185	7,069
Comcast, Cl A	67	3,870
Darden Restaurants	68	4,336
Delphi Automotive	34	2,822
DIRECTV*	95	8,617
Discovery Communications, Cl A*	63	2,039
Discovery Communications, Cl C*	68	2,056
Dollar General	76	5,526
Dollar Tree*	60	4,584
DR Horton	111	2,819
Expedia	33	3,110
Ford Motor	189	2,986
Fossil Group*	105	8,818
GameStop, Cl A	252	9,712
Gannett	64	2,196
Description	Shares	Fair Value
Gap	125	$4,955
Garmin	108	4,880
General Motors	104	3,646
Genuine Parts	36	3,235
Goodyear Tire & Rubber	80	2,269
H&R Block	111	3,357
Hanesbrands	211	6,558
Harley-Davidson	46	2,586
Harman International Industries	18	2,347
Hasbro	175	12,388
Home Depot	37	3,958
Interpublic Group	114	2,376
Johnson Controls	41	2,066
Kohl's	380	27,227
L Brands	50	4,468
Leggett & Platt	85	3,610
Lennar, Cl A	71	3,252
Lowe's	47	3,236
Macy's	101	6,528
Marriott International, Cl A	35	2,802
Mattel	357	10,053
McDonald's	55	5,310
Michael Kors Holdings*	109	6,743
Mohawk Industries*	21	3,644
Netflix*	13	7,234
Newell Rubbermaid	94	3,584
News, Cl A*	209	3,298
NIKE, Cl B	51	5,041
Nordstrom	78	5,894
Omnicom Group	46	3,485
O'Reilly Automotive*	17	3,703
Priceline Group*	3	3,713
PulteGroup	133	2,567
PVH	45	4,651
Ralph Lauren, Cl A	39	5,203
Ross Stores	91	8,998
Royal Caribbean Cruises	36	2,450
Scripps Networks Interactive, Cl A	74	5,170
Staples	526	8,584
Starbucks	135	6,693
Starwood Hotels & Resorts Worldwide	42	3,610
Target	75	5,912
Tiffany	44	3,849
Time Warner	61	5,149
Time Warner Cable	27	4,199
TJX	115	7,422
Tractor Supply	33	2,840
TripAdvisor*	38	3,059

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
April 30, 2015 (Continued)

Description	Shares	Fair Value
Twenty-First Century Fox, Cl A	123	$4,192
Under Armour, Cl A*	48	3,722
Urban Outfitters*	1,488	59,580
VF	51	3,694
Viacom, Cl B	47	3,264
Walt Disney	41	4,457
Whirlpool	15	2,634
Wyndham Worldwide	42	3,587
Wynn Resorts	34	3,777
Yum! Brands	45	3,868
		461,271
Consumer Staples — 9.9%
Altria Group	126	6,306
Archer-Daniels-Midland	56	2,737
Brown-Forman, Cl B	43	3,880
Campbell Soup	137	6,125
Clorox	105	11,140
Coca-Cola	282	11,438
Coca-Cola Enterprises	72	3,198
Colgate-Palmolive	74	4,979
ConAgra Foods	409	14,785
Constellation Brands, Cl A*	35	4,058
Costco Wholesale	38	5,436
CVS Caremark	45	4,468
Dr Pepper Snapple Group	85	6,339
Estee Lauder, Cl A	63	5,121
General Mills	102	5,645
Hershey	60	5,515
Hormel Foods	98	5,326
JM Smucker	54	6,260
Kellogg	90	5,700
Keurig Green Mountain	88	10,241
Kimberly-Clark	46	5,046
Kraft Foods Group	499	42,290
Kroger	134	9,234
McCormick	68	5,120
Mead Johnson Nutrition, Cl A	37	3,549
Molson Coors Brewing, Cl B	61	4,484
Mondelez International, Cl A	98	3,760
Monster Beverage*	67	9,186
PepsiCo	61	5,802
Philip Morris International	87	7,262
Procter & Gamble	68	5,407
Reynolds American	72	5,278
Sysco	153	5,666
Tyson Foods, Cl A	125	4,938
Walgreens Boots Alliance	79	6,551
Wal-Mart Stores	82	6,400
Description	Shares	Fair Value
Whole Foods Market	123	$5,875
		264,545
Energy — 5.6%
Anadarko Petroleum	30	2,823
Apache	44	3,010
Baker Hughes	59	4,039
Cabot Oil & Gas	186	6,290
Cameron International*	62	3,399
Chesapeake Energy	172	2,712
Chevron	28	3,110
Cimarex Energy	22	2,737
ConocoPhillips	39	2,649
CONSOL Energy	94	3,053
Devon Energy	39	2,660
Diamond Offshore Drilling	279	9,338
Ensco, Cl A	134	3,655
EOG Resources	29	2,869
EQT	40	3,598
Exxon Mobil	40	3,495
FMC Technologies*	83	3,660
Halliburton	72	3,524
Helmerich & Payne	47	3,665
Hess	35	2,691
Kinder Morgan	89	3,823
Marathon Oil	100	3,110
Marathon Petroleum	28	2,760
Murphy Oil	56	2,666
National Oilwell Varco	60	3,265
Newfield Exploration*	62	2,433
Noble	163	2,822
Noble Energy	51	2,587
Occidental Petroleum	49	3,925
ONEOK	56	2,694
Phillips 66	33	2,617
Pioneer Natural Resources	23	3,974
QEP Resources	123	2,767
Range Resources	98	6,229
Schlumberger	35	3,311
Southwestern Energy*	172	4,821
Spectra Energy	79	2,943
Tesoro	54	4,635
Transocean	261	4,912
Valero Energy	60	3,414
Williams	53	2,713
		145,398
Financials — 19.0%
ACE	38	4,066
Affiliated Managers Group*	12	2,714

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
April 30, 2015 (Continued)

Description	Shares	Fair Value
Aflac	65	$4,098
Allstate	62	4,319
American Express	53	4,105
American International Group	63	3,546
American Tower, Cl A‡	48	4,538
Ameriprise Financial	16	2,005
Aon	37	3,561
Apartment Investment & Management, Cl A‡	195	7,357
Assurant	66	4,056
AvalonBay Communities‡	66	10,846
Bank of America	229	3,648
Bank of New York Mellon	88	3,726
BB&T	102	3,906
Berkshire Hathaway, Cl B*	34	4,801
BlackRock, Cl A	7	2,548
Boston Properties‡	48	6,351
Capital One Financial	52	4,204
CBRE Group, Cl A*	82	3,144
Charles Schwab	88	2,684
Chubb	50	4,917
Cincinnati Financial	79	4,001
Citigroup	63	3,359
CME Group, Cl A	63	5,727
Comerica	62	2,939
Communications Sales & Leasing‡*	149	4,482
Crown Castle International‡	127	10,608
Discover Financial Services	69	4,000
E*TRADE Financial*	103	2,965
Equity Residential‡	127	9,380
Essex Property Trust‡	35	7,768
Fifth Third Bancorp	166	3,320
Franklin Resources	47	2,423
General Growth Properties‡	236	6,466
Genworth Financial, Cl A*	2,643	23,232
Goldman Sachs Group	15	2,946
Hartford Financial Services Group	85	3,465
HCP‡	1,791	72,159
Health Care‡	278	20,022
Host Hotels & Resorts‡	191	3,847
Hudson City Bancorp	335	3,116
Huntington Bancshares	317	3,443
Intercontinental Exchange	21	4,715
Invesco	62	2,568
Iron Mountain‡	127	4,380
JPMorgan Chase	50	3,163
KeyCorp	214	3,092
Kimco Realty‡	248	5,977

Description	Shares	Fair Value
Legg Mason	51	$2,685
Leucadia National	120	2,853
Lincoln National	36	2,034
Loews	84	3,498
M&T Bank	28	3,351
Macerich‡	184	15,044
Marsh & McLennan	57	3,201
McGraw Hill Financial	28	2,920
MetLife	50	2,564
Moody's	39	4,193
Morgan Stanley	82	3,059
NASDAQ OMX Group	85	4,134
Navient	365	7,132
Northern Trust	49	3,584
People's United Financial	328	4,956
Plum Creek Timber‡	203	8,567
PNC Financial Services Group	33	3,027
Principal Financial Group	48	2,454
Progressive	163	4,346
Prologis‡	127	5,105
Prudential Financial	40	3,264
Public Storage‡	27	5,074
Regions Financial	313	3,077
Simon Property Group‡	38	6,897
SL Green Realty‡	64	7,831
State Street	34	2,622
SunTrust Banks	68	2,822
T Rowe Price Group	38	3,085
Torchmark	83	4,657
Travelers	43	4,348
Unum Group	112	3,826
US Bancorp	70	3,001
Ventas‡	302	20,808
Vornado Realty Trust‡	59	6,106
Wells Fargo	61	3,361
Weyerhaeuser‡	206	6,491
XL Group, Cl A	353	13,089
Zions Bancorporation	107	3,032
		510,801
Health Care — 12.3%
Abbott Laboratories	84	3,899
AbbVie	50	3,233
Actavis*	13	3,677
Aetna	36	3,847
Agilent Technologies	64	2,648
Alexion Pharmaceuticals*	19	3,215
AmerisourceBergen, Cl A	50	5,715
Amgen	19	3,000

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
April 30, 2015 (Continued)

Description	Shares	Fair Value
Anthem	26	$3,924
Baxter International	70	4,812
Becton Dickinson	44	6,198
Biogen Idec*	15	5,609
Boston Scientific*	314	5,596
Bristol-Myers Squibb	88	5,608
Cardinal Health	56	4,723
Celgene*	27	2,918
Cerner*	43	3,088
Cigna	32	3,989
CR Bard	23	3,831
DaVita HealthCare Partners*	192	15,571
DENTSPLY International	75	3,825
Edwards Lifesciences*	27	3,420
Eli Lilly	83	5,965
Endo International*	42	3,531
Express Scripts Holding*	47	4,061
Gilead Sciences	128	12,865
HCA Holdings*	126	9,325
Henry Schein*	26	3,565
Humana	28	4,637
Intuitive Surgical*	8	3,968
Johnson & Johnson	42	4,166
Laboratory Corp of America Holdings*	54	6,456
Mallinckrodt*	64	7,243
McKesson	20	4,468
Medtronic	41	3,053
Merck	106	6,313
Mylan*	57	4,119
Patterson	85	3,991
PerkinElmer	70	3,588
Perrigo	249	45,637
Pfizer	162	5,497
Quest Diagnostics	55	3,928
Regeneron Pharmaceuticals*	10	4,575
St. Jude Medical	57	3,993
Stryker	35	3,228
Tenet Healthcare*	640	30,631
Thermo Fisher Scientific	25	3,142
UnitedHealth Group	28	3,119
Universal Health Services, Cl B	60	7,017
Varian Medical Systems*	53	4,709
Vertex Pharmaceuticals*	50	6,164
Waters*	28	3,505
Zimmer Holdings	29	3,185
Zoetis, Cl A	85	3,776
		325,766

Description	Shares	Fair Value
Industrials — 8.9%
3M	17	$2,659
ADT	67	2,519
Allegion	64	3,914
American Airlines Group	46	2,221
AMETEK	50	2,621
Boeing	37	5,304
Caterpillar	35	3,041
CH Robinson Worldwide	54	3,477
Cintas	53	4,237
CSX	121	4,367
Cummins	22	3,042
Danaher	38	3,111
Deere	92	8,328
Delta Air Lines	65	2,902
Dover	37	2,802
Dun & Bradstreet	22	2,809
Eaton	30	2,062
Emerson Electric	56	3,294
Equifax	54	5,234
Expeditors International of Washington	112	5,133
Fastenal	84	3,580
FedEx	25	4,239
Flowserve	50	2,926
Fluor	45	2,706
General Dynamics	22	3,021
General Electric	143	3,872
Honeywell International	28	2,826
Illinois Tool Works	32	2,995
Ingersoll-Rand	44	2,897
Jacobs Engineering Group*	67	2,872
Joy Global	76	3,241
Kansas City Southern	31	3,177
L-3 Communications Holdings, Cl 3	34	3,907
Lockheed Martin	24	4,478
Masco	134	3,550
Nielsen	118	5,303
Norfolk Southern	31	3,126
Northrop Grumman	21	3,235
PACCAR	44	2,875
Pall	28	2,725
Parker Hannifin	17	2,029
Pentair	43	2,672
Pitney Bowes	169	3,780
Precision Castparts	37	7,647
Quanta Services*	84	2,428
Raytheon	35	3,640
Republic Services, Cl A	241	9,792

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
April 30, 2015 (Continued)

Description	Shares	Fair Value
Robert Half International	46	$2,551
Rockwell Automation	21	2,491
Rockwell Collins	44	4,282
Roper Industries	17	2,859
Ryder System	24	2,289
Snap-on	24	3,589
Southwest Airlines	82	3,326
Stanley Black & Decker	33	3,257
Stericycle*	46	6,138
Textron	49	2,155
Tyco International	85	3,347
Union Pacific	21	2,231
United Parcel Service, Cl B	49	4,926
United Rentals*	21	2,028
United Technologies	33	3,754
Waste Management	139	6,885
WW Grainger	18	4,472
Xylem	72	2,665
		235,861
Information Technology — 9.2%
Accenture, Cl A	35	3,243
Adobe Systems*	57	4,335
Akamai Technologies*	41	3,025
Alliance Data Systems*	14	4,162
Altera	107	4,460
Amphenol, Cl A	57	3,156
Analog Devices	42	2,597
Apple	31	3,880
Applied Materials	108	2,137
Autodesk*	48	2,728
Automatic Data Processing	39	3,297
Avago Technologies, Cl A	24	2,805
Broadcom, Cl A	78	3,448
CA	98	3,113
Cisco Systems	106	3,056
Citrix Systems*	53	3,560
Cognizant Technology Solutions, Cl A*	55	3,220
Computer Sciences	67	4,318
Corning	106	2,218
eBay*	77	4,486
Electronic Arts*	67	3,892
EMC	116	3,121
Equinix‡	13	3,327
F5 Networks*	42	5,125
Facebook, Cl A*	74	5,829
Fidelity National Information Services	44	2,750
First Solar*	43	2,566
Fiserv*	43	3,337
Description	Shares	Fair Value
FLIR Systems	108	$3,336
Google, Cl A*	5	2,744
Google, Cl C*	6	3,233
Harris	47	3,771
Hewlett-Packard	92	3,033
Intel	114	3,711
International Business Machines	123	21,069
Intuit	34	3,411
Juniper Networks	166	4,388
KLA-Tencor	39	2,293
Lam Research	39	2,948
Linear Technology	63	2,906
MasterCard, Cl A	30	2,706
Microchip Technology	53	2,526
Micron Technology*	68	1,913
Microsoft	79	3,843
Motorola Solutions	55	3,286
NetApp	134	4,857
NVIDIA	121	2,685
Oracle	76	3,315
Paychex	104	5,033
QUALCOMM	82	5,576
Red Hat*	47	3,537
Salesforce.com inc*	43	3,131
SanDisk	47	3,146
Seagate Technology	44	2,584
Skyworks Solutions	24	2,214
Symantec	113	2,817
TE Connectivity	42	2,795
Teradata*	100	4,399
Texas Instruments	44	2,385
Total System Services	95	3,758
VeriSign*	62	3,937
Visa, Cl A	50	3,302
Western Digital	28	2,737
Western Union	149	3,022
Xerox	220	2,530
Xilinx	86	3,729
Yahoo!*	97	4,129
		243,926
Materials — 6.5%
Air Products & Chemicals	20	2,869
Airgas	41	4,153
Alcoa	183	2,456
Allegheny Technologies	76	2,583
Avery Dennison	66	3,669
Ball	63	4,625
CF Industries Holdings	18	5,174

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Schedule of Investments
April 30, 2015 (Continued)

Description	Shares	Fair Value
Dow Chemical	47	$2,397
Eastman Chemical	35	2,668
Ecolab	38	4,255
EI du Pont de Nemours	59	4,319
FMC	78	4,626
Freeport-McMoRan, Cl B	142	3,304
International Flavors & Fragrances	35	4,016
International Paper	66	3,546
LyondellBasell Industries, Cl A	26	2,691
Martin Marietta Materials	17	2,425
MeadWestvaco	65	3,172
Monsanto	42	4,786
Mosaic	91	4,004
Newmont Mining	3,093	81,934
Nucor	72	3,518
Owens-Illinois*	96	2,295
PPG Industries	12	2,659
Praxair	31	3,780
Sealed Air	66	3,010
Sherwin-Williams	14	3,892
Vulcan Materials	35	2,993
		175,819
Telecommunication Services — 1.1%
AT&T	195	6,755
CenturyLink	204	7,336
Frontier Communications	427	2,929
Level 3 Communications*	57	3,189
Verizon Communications	142	7,162
Windstream Holdings	124	1,448
		28,819
Utilities — 9.0%
AES	346	4,585
AGL Resources	158	7,943
Ameren	139	5,691
American Electric Power	146	8,303
CenterPoint Energy	171	3,586
CMS Energy	182	6,175
Consolidated Edison	229	14,095
Dominion Resources	74	5,304
DTE Energy	98	7,804
Duke Energy	265	20,556
Edison International	145	8,836
Entergy	156	12,040
Eversource Energy	181	8,825
Exelon	198	6,736
FirstEnergy	236	8,475
Integrys Energy Group	122	8,918
NextEra Energy	43	4,340
Description	Shares/Face Amount	Fair Value
NiSource	100	$4,342
NRG Energy	164	4,139
PG&E	170	8,996
Pinnacle West Capital	114	6,977
PPL	136	4,628
Public Service Enterprise Group	132	5,483
SCANA	112	5,934
Sempra Energy	41	4,353
Southern	639	28,308
TECO Energy	324	6,140
Wisconsin Energy	185	9,087
Xcel Energy	254	8,613
		239,212
Total Common Stock
(Cost $2,531,491)		2,631,418

Time Deposit — 1.1%
Brown Brothers Harriman,
0.030%, 05/01/15	$30,402	30,402

Total Time Deposit
(Cost $30,402)		30,402

Total Investments - 100.0%
(Cost $2,561,893)		$2,661,820

Percentages are based on Net Assets of $2,662,526.

*	Non-income producing security.
‡	Real Estate Investment Trust
Cl — Class

NASDAQ — National Association of Securities Dealers Automated Quotations

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,631,418	$—	$—	$2,631,418
Time Deposit	—	30,402	—	30,402
Total Investments in Securities	$2,631,418	$30,402	$—	$2,661,820

For the year ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the year ended April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Statement of Assets and Liabilities
April 30, 2015

Assets:
Investments at Cost	$2,561,893
Investments at Fair Value	$2,661,820
Dividends Receivable	2,200
Total Assets	2,664,020

Liabilities:
Due to Custodian	57
Payable Due to Investment Adviser	1,437
Total Liabilities	1,494

Net Assets	$2,662,526

Net Assets Consist of:
Paid-in Capital	$2,582,502
Accumulated Undistributed Net Investment Income	4,082
Accumulated Net Realized Loss on Investments	(23,985)
Net Unrealized Appreciation on Investments	99,927
Net Assets	$2,662,526

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,000
Net Asset Value, Offering and Redemption Price Per Share	$53.25

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Statement of Operations
For the year ended April 30, 2015

Investment Income:
Dividend Income	$121,812
Interest Income	47
Less: Foreign Taxes Withheld	(92)
Total Investment Income	121,767

Expenses:
Advisory Fees	35,855
Total Expenses	35,855

Net Investment Income	85,912

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments (1)	453,264
Net Change in Unrealized Appreciation (Depreciation) on Investments	(227,661)
Net Realized and Unrealized Gain on Investments	225,603

Net Increase in Net Assets Resulting from Operations	$311,515

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Statement of Changes in Net Assets

	Year Ended April 30, 2015	Period Ended April 30, 2014(1)
Operations:
Net Investment Income	$85,912	$210,054
Net Realized Gain on Investments (2)	453,264	1,966,929
Net Change in Unrealized Appreciation (Depreciation) on Investments	(227,661)	327,588
Net Increase in Net Assets Resulting from Operations	311,515	2,504,571

Dividends and Distributions to Shareholders:
Investment Income	(90,713)	(197,548)
Net Realized Gains	(334,324)	(105,710)
Return of Capital	(11,189)	—
Total Dividends and Distributions to Shareholders	(436,226)	(303,258)

Capital Share Transactions:
Issued	11,059,952	38,266,000
Redeemed	(19,257,528)	(29,482,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,197,576)	8,783,500

Total Increase (Decrease) in Net Assets	(8,322,287)	10,984,813

Net Assets:
Beginning of Year/Period	10,984,813	—
End of Year/Period (Includes Undistributed Net Investment Income of $4,082 and $13,863, respectively)	$2,662,526	$10,984,813

Share Transactions:
Issued	200,000	750,000
Redeemed	(350,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	200,000

(1)	For the period July 29, 2013, (commencement of operations) to April 30, 2014.

(2)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
Financial Highlights

Selected Per Share Data & Ratios
 For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period	Net Invest-ment Income *	Net Realized and Unrealized Gain on Investments	Total from Operations	Distri-butions from Net Investment Income	Distri-butions from Capital Gains	Distri-butions from Return of Capital	Total from Distri-butions	Net Asset Value, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Portfolio Turn- over(3)
Janus Equal Risk Weighted Large Cap ETF
2015	$54.92	$0.87	$5.19	$6.06	$(0.93)	$(6.69)	$(0.11)	$(7.73)	$53.25	11.86%		$2,663	0.65%		1.56%		45%
2014‡	50.00	0.49	5.02	5.51	(0.40)	(0.19)	—	(0.59)	54.92	11.07	(4)	10,985	0.65	(2)	1.23	(2)	139

‡	Commenced operations on July 29, 2013.

*	Per share data calculated using average shares method.

(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)	Total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

Janus
Equal Risk Weighted Large Cap ETF
 Notes to the Financial Statements
April 30, 2015

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven investment portfolios. On December 1, 2014, Janus Capital Group Inc. announced the acquisition of VS Holdings Inc., the parent company of VelocityShares, LLC, including its division VelocityShares Index & Calculation Services (the “Acquisition”). VelocityShares Index & Calculation Services sponsors the VelocityShares Equal Risk Weighted Large Cap Index, the underlying index of the Fund (the “Index”). In connection with the acquisition, the Index’s name was changed to the Janus Equal Risk Weighted Large Cap Index. In light of the Index’s name change, the Board of Trustees of Exchange Traded Concepts Trust approved the name change of the Fund to the Janus Equal Risk Weighted Large Cap ETF. The financial statements herein are those of the Janus Equal Risk Weighted Large Cap ETF (the “Fund”), formerly VelocityShares Equal Risk Weighted Large Cap ETF. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Janus Equal Risk Weighted Large Cap Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. During the period covered by this report, Index Management Solutions, LLC served as sub-adviser to the Fund until January 15, 2015 and Penserra Capital Management LLC served as interim sub-adviser to the Fund from January 15, 2015 until April 30, 2015. Penserra continued to serve as sub-adviser to the Fund until June 12, 2015, the date on which shareholders approved a new sub-advisory agreement with Vident Investment Advisory, LLC. The Fund commenced operations on July 29, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Janus
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements
April 30, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended April 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

Janus
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements
April 30, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the year ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes —It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income at least quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $2,000 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may adjust the creation and redemption transaction fees from time to time based upon actual experience. In addition to the fixed creation or redemption fee, an additional charge of up to five (5) times the fixed transaction fee may be imposed for cash purchases, non-standard orders, or partial cash purchases for the Fund.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2015:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Janus Equal Risk Weighted Large Cap ETF	50,000	$2,000	$2,662,500	$2,000

Janus
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements
April 30, 2015 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser paid the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee. The Sub-Adviser served as the sub-adviser to the Fund until January 15, 2015.

Interim Investment Advisory and Sub-Advisory Agreements

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). The Transaction resulted in the assignment and automatic termination of the Advisory Agreement with the Adviser. Further, the sub-advisory agreement between the Adviser and the Sub-Adviser, by its terms, automatically terminated upon the termination of the Advisory Agreement. On December 19, 2014, in anticipation of the Transaction, the Fund’s Board approved an interim advisory agreement with the Adviser (the “Adviser Interim Agreement”), which is substantially identical to the agreement that terminated, with the exception of different effective and termination dates and providing that the Adviser’s fee (which did not change) be placed in escrow until a new agreement is approved by shareholders. In addition, the Fund’s Board approved an interim sub-advisory agreement with Penserra Capital Management, LLC (“Penserra”), which acted as the Fund’s sub-adviser during the interim period (the “Penserra Interim Agreement” and, together with the Adviser Interim Agreement, the “Interim Agreements”). The Penserra Interim Agreement is substantially identical to the terminated agreement with the Sub-Adviser, with the exception of the parties and the effective and termination dates. The Fund was managed by the Adviser and Penserra under the Interim Agreements until new advisory agreements are approved by the Fund’s shareholders. Neither the Transaction nor the Interim Agreements resulted in changes to the Fund’s investment objective or strategies, fees charged to the Fund or services provided, except that Penserra has replaced the Sub-Adviser. Proposals to approve new advisory agreements were submitted for shareholder approval at a special meeting of shareholders held on June 12, 2015. See Note 8 for additional information.

Janus
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements
April 30, 2015 (Continued)

3. AGREEMENTS (Continued)

New Sub-Advisory Agreement

Effective June 12, 2015, Vident Investment Advisory, LLC (“Vident”), a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, became the Fund’s new sub-adviser after Fund shareholders approved a sub-advisory agreement between the Adviser and Vident, on behalf of the Fund. Vident replaced Penserra, which had served as the Fund’s interim sub-adviser as discussed above. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended April 30, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Janus Equal Risk Weighted Large Cap ETF	$4,482,917	$2,511,116

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended April 30, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Janus Equal Risk Weighted Large Cap ETF	$5,521,911	$16,197,449	$379,889

Janus
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements
April 30, 2015 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

During the year ended April, 30, 2015, the Fund realized $379,889 of net capital gains resulting from in-kind redemptions in which shareholders exchanged fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

Accordingly, the following permanent differences primarily attributable to REIT adjustments, Return of Capital from underlying securities and redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2015:

	Paid-in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Janus Equal Risk Weighted Large Cap ETF	$305,682	$(4,980)	$(300,702)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the year ended April 30, 2015, were as follows:

Janus Equal Risk Weighted Large Cap ETF	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2015	$423,382	$1,655	$11,189	$436,226

As of April 30, 2015, the components of tax basis distributable earnings were as follows:

Janus Equal Risk Weighted Large Cap ETF
Capital Loss Carryforwards	$(20,040)
Unrealized Appreciation on Investments	100,064
Total Distributable Earnings	$80,024

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Exchange Traded Concepts	Short-Term	Long-Term	Total Capital Loss Carryforwards
Janus Equal Risk Weighted Large Cap ETF	$—	$20,040	$20,040

Janus
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements
April 30, 2015 (Concluded)

5. TAX INFORMATION (continued)

For Federal income tax purposes, the cost of securities owned at April 30, 2015, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015, were as follows:

Exchange Traded Concepts	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Janus Equal Risk Weighted Large Cap ETF	$2,561,756	$179,761	$(79,697)	$100,064

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index, which is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index.

Concentration Risk

The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries.

7. OTHER

At April 30, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015, approved the following proposals:

•	A new investment advisory agreement between the Trust and Exchange Traded Concepts, LLC (the “Adviser”);

•	A new investment sub-advisory agreement between the Adviser and Vident Investment Advisory LLC;

•	A “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Board of Trustees; and

•	The election of Timothy J. Jacoby as a Trustee of the Trust (shareholders of all series of the Trust, including the Fund, voted together on this proposal).

Janus
Equal Risk Weighted Large Cap ETF
Report of Independent Registered Public Accounting Firm

To the Shareholders of Janus Equal Risk Weighted Large Cap ETF and
 Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Equal Risk Weighted Large Cap ETF, formerly VelocityShares Equal Risk Weighted Large Cap ETF, (the “Fund”), a series of Exchange Traded Concepts Trust, as of April 30, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Janus Equal Risk Weighted Large Cap ETF as of April 30, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
 June 26, 2015

Janus
Equal Risk Weighted Large Cap ETF
Trustees and Officers of the Trust
(Unaudited)

The following chart lists trustee and officers as of April 30, 2015.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (35 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President	7	None
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (71 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 - Partner	8	Exchange Traded Concepts Trust II (1) - Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (64 years old)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor	8	New Mountain Finance Corp.; Exchange Traded Concepts Trust II (1) - Trustee

Janus
Equal Risk Weighted Large Cap ETF
Trustees and Officers of the Trust
(Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (58 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	7	AQR Funds (41) - Trustee
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (63 years old)	Trustee	Since 2014	Deloitte & Touche LLP 2000 to 2014 – Partner; Longy School of Music of Bard College, 2010 to present – Board of Governors Member; First Parish in Concord, 2011 to present – Trustees of Parish Donations of First Parish in Concord/Chair.	8	Exchange Traded Concepts Trust II (1) - Trustee

Janus
Equal Risk Weighted Large Cap ETF
Trustees and Officers of the Trust
(Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (35 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)
T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President
None
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (53 years old)	Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present; Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II (1) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (64 years old)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to present – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (46 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Janus
Equal Risk Weighted Large Cap ETF
Approval of Advisory Agreements
(Unaudited)

During the period covered by this report, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements (collectively, the “Agreements”):

•	an Interim Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of Janus Equal Risk Weighted Large Cap ETF (the “Fund”);

•	a New Advisory Agreement between the Adviser and the Trust, on behalf of the Fund;

•	an Interim Sub-Advisory Agreement the Adviser and Penserra Capital Management, LLC (“Penserra”), on behalf of the Fund; and

•	a New Sub-Advisory Agreement between the Adviser and Vident Investment Advisory, LLC (“Vident”), on behalf of the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser, Vident, and Penserra are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

On January 15, 2015, Yorkville ETF Holdings, LLC (“Yorkville”), the Adviser’s parent company, underwent a change in control (the “Transaction”). Under the 1940 Act, the Transaction resulted in a change in control of the Adviser. Section 2(a)(4) of the 1940 Act provides that a change in control of an investment adviser causes an assignment of that adviser’s investment advisory contracts, and Section 15(a) of the 1940 Act provides that an investment advisory contract must automatically terminate upon its assignment. Accordingly, the Transaction resulted in the automatic termination of the investment advisory agreement pursuant to which the Adviser had previously provided investment advisory services to the Fund (the “Old Advisory Agreement”). The Transaction also resulted in the automatic termination of the sub-advisory agreement between the Adviser and Index Management Solutions, LLC (“IMS”), on behalf of the Fund (the “Old Sub-Advisory Agreement” and, together with the Old Advisory Agreement, the “Old Agreements”).

In anticipation of the Transaction, at a special in-person meeting held on December 19, 2014 ( the “December 19 Meeting”), the Board, including a majority of the Independent Trustees, approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Interim Advisory Agreement”). As permitted by the 1940 Act, the Adviser continued serving as investment adviser to the Fund upon completion of the Transaction pursuant to the Interim Advisory Agreement. However, the Board determined to replace IMS as sub-adviser; therefore, the Board, including a majority of the Independent Trustees, approved an interim sub-advisory agreement between the Adviser and Penserra (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”), pursuant to which Penserra began serving as sub-adviser to the Fund upon completion of the Transaction.

The Interim Advisory Agreement has the same advisory fee rate as the Old Advisory Agreement and is otherwise the same in all material respects as the Old Advisory Agreement, except that, as required by the 1940 Act, the Interim Advisory Agreement has a term of up to 150 days and requires that compensation payable to the Adviser be kept in an escrow account pending shareholder approval of a new advisory agreement. If a new advisory agreement is not approved by Fund shareholders, the Adviser will be entitled to be paid the lesser of any costs incurred in performing under the Interim Advisory Agreement and the total amount in the escrow account. A new advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) requires shareholder approval, without which the Adviser will not be able to continue serving as investment adviser once the Interim Advisory Agreement expires. At a special in-person meeting held on January 22, 2015 (the “January 22 Meeting”), the Board, including a majority of the Independent Trustees, approved the New Advisory Agreement and

Janus
Equal Risk Weighted Large Cap ETF
Approval of Advisory Agreements
(Unaudited) (Continued)

recommended that it be submitted to Fund shareholders for approval. The New Advisory Agreement is the same in all material respects as the Old Advisory Agreement. The Adviser has informed the Board that no changes are planned to the management or operations of the Adviser as a result of the Transaction and that the services provided by the Adviser to the Fund will not be affected by the Transaction.

The Interim Sub-Advisory Agreement has the same sub-advisory fee rate as the Old Sub-Advisory Agreement and is otherwise the same in all material respects to the Old Sub-Advisory Agreement, except that Penserra is the sub-adviser and, as required by the 1940 Act, the Interim Sub-Advisory Agreement has a term of up to 150 days. The Board, at the recommendation of the Adviser, determined to approve a new sub-advisory agreement between the Adviser and Vident, on behalf of the Fund (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”). The New Sub-Advisory Agreement requires shareholder approval in order to enable the Fund to continue to be managed in a manner that is substantially similar to the management of the Fund prior to the Transaction. At the January 22, 2015 Meeting, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Sub-Advisory Agreement is substantially similar to the Old Sub-Advisory Agreement, except that the New Sub-Advisory Agreement involves Vident as the sub-adviser and a new fee arrangement with Vident. The proposed new fee arrangement with Vident will not change the overall investment advisory fee paid by the Fund. The terms of the New Sub-Advisory Agreement are otherwise substantially similar to the Old Sub-Advisory Agreement.

In approving the Interim Agreements, the Board relied on information it received from the Adviser and also took into account that it was familiar with the services provided by the Adviser, its respective personnel and prior performance, based on past dealings with the Adviser, its regular monitoring process and the quarterly reports it receives from the Adviser. With respect to the Interim Agreement with Penserra, in addition to information provided to it by the Adviser, the Board took into consideration information that Penserra had provided the Board at its November 11, 2014 meeting in connection with the Board’s approval of Penserra as a sub-adviser to a separate series of the Trust.

With respect to the New Agreements, prior to the January 22 Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and Vident regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and Vident; (ii) the historical performance of the Fund; (iii) the Adviser and Vident’s expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Vident or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory and sub-advisory fees for the Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services Provided. The Board considered the Adviser and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund, such as providing portfolio investment management services, and the qualifications, experiences and responsibilities of the portfolio managers. The Board noted that the services to be provided under the New Agreements were identical in all material respects to those services provided under the Old Agreements and the Interim Agreements. In particular, they noted that the Adviser has served as the Fund’s investment adviser since its inception. The Board also noted that Ms. Krisko, the President of Vident, served as the portfolio manager of the Fund for the period from its inception through November 2014.

In considering the nature, extent and quality of the services to be provided by the Adviser and Vident, the Board considered the quality of the Adviser and Vident’s compliance infrastructure and the determination of the Trust’s Chief Compliance Officer that Vident has appropriate compliance policies and procedures in place. The Board also considered the Adviser’s experience working with ETFs, including the Fund and other series of the Trust. The Board noted that it had previously received a copy of the Adviser and Vident’s registration form (“Form ADV”), as well as the response of the Adviser and Vident to a detailed series of questions which included, among other things, information about the background and experience of each firm’s management and staff. The Board also considered the overall quality of the Adviser and Vident’s personnel, operations, financial condition, and investment advisory capabilities.

Janus
Equal Risk Weighted Large Cap ETF
Approval of Advisory Agreements
(Unaudited) (Concluded)

The Board considered other services provided to the Fund by the Adviser, such as overseeing the activities of the Fund’s investment sub-adviser and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Vident.

Historical Performance. The Board then considered the past performance of the Fund. The Board noted that Vident had not previously managed the Fund but that Vident’s portfolio manager had been primarily responsible for the day-to-day management of the Fund from its inception until November 2014. The Board also noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed the information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted that, while the Fund had underperformed its underlying index over certain periods as reflected in the meeting materials, its performance did not necessitate significant additional review. The Board further noted that it received regular reports from the Fund’s Adviser and sub-adviser regarding the Fund’s performance at its quarterly meetings.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser and Vident for their services to the Fund under the New Agreements. The Board compared the advisory fee to be paid by the Fund to those paid by comparable funds. The Board noted that the Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds.

The Board noted that the advisory fee payable under the New Advisory Agreement was identical to the advisory fee paid under the Old Advisory Agreement. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than certain excluded expenses. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board noted that, like the Old Sub-Advisory Agreement, the sub-advisory fee under the New Sub-Advisory Agreement had two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board further noted that the Fund’s basis point fee under the New Sub-Advisory Agreement was lower than the basis point sub-advisory fee paid under the Old Sub-Advisory Agreement. In addition, the Board noted that the annual minimum fee under the New Sub-Advisory Agreement was higher than the minimum fee under the Old Sub-Advisory Agreement. The Board considered that the fee to be paid to Vident would be paid by the Adviser, not by the Fund, and noted that the fee reflected an arms-length negotiation between the Adviser and Vident. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work proposed to be performed by Vident. The Board concluded that the proposed sub-advisory fee was reasonable.

The Board considered the costs and expenses incurred by the Adviser and Vident in providing advisory services, evaluated the compensation and benefits expected to be received by the Adviser and Vident from their relationship with the Fund, and performed a profitability analysis with respect to the Fund. The Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale had been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Agreements, including the compensation payable under the agreements, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Agreements was in the best interests of each Fund and its shareholders.

Janus
Equal Risk Weighted Large Cap ETF
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period(1)
Janus Equal Risk Weighted Large Cap ETF
Actual Fund Return	$1,000.00	$1,055.60	0.65%	$3.31
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Janus
Equal Risk Weighted Large Cap ETF
Notice to Shareholders
(Unaudited)

For shareholders that do not have an April 30, 2015 tax year end, this notice is for informational purposes only. For shareholders with a April 30, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2015, the Fund is designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short- Term Capital Gain(5)
Janus Equal Risk Weighted Large Cap ETF	2.56%	0.38%	97.06%	100.00%	54.19%	53.85%	0.00%	0.01%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Janus
Equal Risk Weighted Large Cap ETF
Shareholder Votes
(Unaudited)

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment advisory agreement between Exchange Traded Concepts Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	26,101	52.20%	100.00%
Against	0	0	0
Abstain	0	0	0
Total	26,101	52.20%	100.00%

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a new investment sub-advisory agreement between the Adviser and Vident Investment Advisory LLC. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	26,101	52.20%	100.00%
Against	0	0	0
Abstain	0	0	0
Total	26,101	52.20%	100.00%

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved a “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Board of Trustees. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	26,101	52.20%	100.00%
Against	0	0	0
Abstain	0	0	0
Total	26,101	52.20%	100.00%

A Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of all series of the Trust, including the Fund, as of the close of business on March 27, 2015 approved the election of Timothy J. Jacoby as a Trustee of the Trust. With respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
For	46,997	93.99%	100.00%
Withhold	0	0	0
Total	46,997	93.99%	100.00%

Janus
Equal Risk Weighted Large Cap ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.janus.com/advisor/exchange-traded-funds/janus-equal-risk-weighted-large-cap-etf.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, GA 30076

Interim Investment Sub-Adviser:
Penserra Capital Management, LLC
140 Broadway, 26th Floor
New York, NY 10005

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
2020 K Street, NW,
Washington, District of Columbia 20006

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

VEL-AR-001-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended April 2015			Fiscal Year Ended April 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$14,500	$0	N/A	$14,500	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$3,000	$0	$0	$3,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year Ended April 2015	Fiscal Year Ended April 2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2014 and 2015 were $3,000 and $3,000, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 7, 2015

/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 7, 2015